LONG-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Long Term Deposits [Line Items]
Concession fee deposits	$ 5,547	$ 4,527
Office rental deposits	880	352
Total long-term deposits	$ 6,427	$ 4,879